Cover	Feb. 13, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 13, 2023
Entity Registrant Name	Sprinklr, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40528
Entity Tax Identification Number	45-4771485
Entity Address, Address Line One	29 West 35th Street
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	917
Local Phone Number	933-7800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common stock, par value $0.00003 per share
Trading Symbol	CXM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001569345
Amendment Flag	false